Leases - Supplemental Cash Flow Information Relating to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash payments for operating leases	$ 4,139	$ 7,955	$ 11,765	$ 11,752
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 0	$ 0	$ 50,611